Summary of Significant Accounting Policies (Details) - Schedule of revenue disaggregated - Ambulnz, Inc. [Member] - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Primary Geographical Markets [Member]
Summary of Significant Accounting Policies (Details) - Schedule of revenue disaggregated [Line Items]
Total revenue	$ 85,838,988	$ 26,936,613	$ 197,394,379	$ 62,850,433	$ 94,090,658	$ 48,299,112
Major Segments/Service Lines [Member]
Summary of Significant Accounting Policies (Details) - Schedule of revenue disaggregated [Line Items]
Total revenue	85,838,988	26,936,613	197,394,379	62,850,433	94,090,658	48,299,112
Major Segments/Service Lines [Member] | Core Transportation Services [Member]
Summary of Significant Accounting Policies (Details) - Schedule of revenue disaggregated [Line Items]
Total revenue	17,916,162	15,242,251	65,657,141	47,577,542
Major Segments/Service Lines [Member] | Mobile Health [Member]
Summary of Significant Accounting Policies (Details) - Schedule of revenue disaggregated [Line Items]
Total revenue	67,922,826	11,694,362	131,737,238	15,272,891
United States [Member] | Primary Geographical Markets [Member]
Summary of Significant Accounting Policies (Details) - Schedule of revenue disaggregated [Line Items]
Total revenue	83,286,509	25,345,926	190,595,217	58,916,146	88,362,445	45,931,306
United Kingdom [Member] | Primary Geographical Markets [Member]
Summary of Significant Accounting Policies (Details) - Schedule of revenue disaggregated [Line Items]
Total revenue	$ 2,552,479	$ 1,590,687	$ 6,799,162	$ 3,934,287	$ 5,728,213	$ 2,367,806